Other Strategic Investments (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Assets Acquired

In-process research and development	$12,500,000
Net deferred tax assets and liabilities	3,872,476
Total assets acquired	$16,372,476